Revenues from Contracts with Customers - Balances from Contracts with Customers in Fee Business (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Contract with Customer, Asset and Liability [Abstract]
Trade Notes, Accounts and Other Receivable	¥ 176,293	¥ 180,828
Contract assets (Included in Other Assets)	11,415	6,558
Contract liabilities (Included in Other Liabilities)	¥ 34,767	¥ 40,436